Operating Segments Information - Summary of Revenue from Major Products and Services (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of products and services [line items]
OPERATING REVENUES	$ 290,441,208	$ 9,798,961	$ 274,884,107	$ 283,302,536
Packaging service [member]
Disclosure of products and services [line items]
OPERATING REVENUES	126,225,119	4,258,607	125,282,829	116,607,314
Testing service [member]
Disclosure of products and services [line items]
OPERATING REVENUES	26,157,277	882,499	27,031,750	25,191,916
Electronic components manufacturing service [member]
Disclosure of products and services [line items]
OPERATING REVENUES	133,948,016	4,519,164	115,395,130	138,242,100
Other products and services [member]
Disclosure of products and services [line items]
OPERATING REVENUES	$ 4,110,796	$ 138,691	$ 7,174,398	$ 3,261,206